Long-term Debt - Principal payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Current portion of long-term bank loans	$ 153,930	$ 144,900
Long-term bank loans, net of current portion and unamortized loan issuance costs	930,217	938,699
Long-term Debt [Member]
Debt Instrument [Line Items]
June 30, 2022	153,930
June 30, 2023	162,204
June 30, 2024	346,208
June 30, 2025	147,703
June 30, 2026	199,155
June 30, 2027 and thereafter	85,736
Total Long-term bank loans	1,094,936
Unamortized loan issuance costs	(10,789)	$ (13,761)
Total Long-term bank loans, net	1,084,147
Current portion of long-term bank loans	153,930
Long-term bank loans, net of current portion and unamortized loan issuance costs	$ 930,217